Earnings Per Share - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [abstract]
Effect of dilutive shares		11,000,000	12,000,000	13,000,000
Antidilutive shares		0	0	0
Number | shares	266,000,000
Off-market buy-back program	$ 5,200			$ 5,220